Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	40 Months Ended	47 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
FIS Bright Portfolios Focused Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FIS Bright Portfolios Focused Equity ETF NAV
Average Annual Return, Percent	3.61%
FIS Christian Stock Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FIS Christian Stock Fund NAV
Average Annual Return, Percent		9.23%	6.13%
FIS Knights of Columbus Global Belief ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FIS Knights of Columbus Global Belief ETF NAV
Average Annual Return, Percent		17.16%		6.06%
MSCI USA Net Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Net Total Return USD Index
Average Annual Return, Percent	1.19%
MSCI WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD Index Net (USD)
Average Annual Return, Percent		13.72%	9.05%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		13.52%	10.40%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent		13.65%		6.80%
FTSE All World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE All World Index
Average Annual Return, Percent		13.82%		6.82%